Geographic Segment Reporting (Details1) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Current assets	$ 78,735	$ 22,840	$ 253,107
Concession acquisition costs	230,634	236,749
Property and equipment, net	29,881	19,725	55,714
Total assets	339,250	279,314	$ 308,821
USA [Member
Current assets	2,778
Concession acquisition costs
Property and equipment, net
Total assets	2,778
Malaysia [Member]
Current assets	75,957	81,355
Concession acquisition costs	230,634
Property and equipment, net	29,881	46,345
Total assets	$ 336,472	$ 127,700